Significant accounting policies - Internal credit risk grades (Details)	Dec. 31, 2021
IFRS Statement [Line Items]
Discount rate for present value of the cash flows	10.00%
Stage 1 | Aaa – Ba1 | 1 - 4
IFRS Statement [Line Items]
Percentage of credit loss rate	0.09%
Stage 1 | Ba2 – B3 | 5 - 6
IFRS Statement [Line Items]
Percentage of credit loss rate	2.28%
Stage 1 | Caa1 - Caa3 | 7
IFRS Statement [Line Items]
Percentage of credit loss rate	7.81%
Stage 1 | Ca | 8 - 9
IFRS Statement [Line Items]
Percentage of credit loss rate	34.52%
Stage 1 | C | 10
IFRS Statement [Line Items]
Percentage of credit loss rate	100.00%